Reporting Entity (Details)		12 Months Ended
	Nov. 21, 2023	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 CHF (SFr)
Reporting Entity [Line Items]
Ownership percentage in subsidiary	51.00%
Share capital of subsidiary		SFr 2,646	$ 2,956			SFr 236,011
Investment equity percentage	49.00%	49.00%	49.00%	49.00%	49.00%
Spinning off percentage		51.00%
Auris Medical AG [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary		SFr 2,500,000
Otolanum AG [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary		SFr 100,000
Zilentin AG [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary		SFr 100,000
Altamira Therapeutics, Inc. [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary | $			$ 100
Auris Medical Ltd. [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		100.00%
Share capital of subsidiary | €				€ 100
Auris Medical Pty Ltd [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary		49.00%
Share capital of subsidiary | $					$ 100
Altamira Medica AG [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary	51.00%
Auris Medical Pty Ltd [Member]
Reporting Entity [Line Items]
Ownership percentage in subsidiary	100.00%